LOANS PAYABLE - RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
LOANS PAYABLE-RELATED PARTIES
LOANS PAYABLE-RELATED PARTIES

10 - LOANS PAYABLE — RELATED PARTIES

Loans payable — related parties consists of the following:

	June 30,	December 31,
	2022	2021
Original borrowings of $496,500, bears interest at 6%, requires no payments until maturity in May 2023. Lender is a stockholder of the Company	$459,000	$496,500
Original borrowings of $341,000, bears interest at 6%, requires no payments until maturity in April 2023. Lender is a stockholder of the Company	341,000	—
Original borrowings of $150,000, bears interest at various rates based on the lenders borrowing rates. No stated repayment terms. Lender is controlled by the managing stockholder and owned by his spouse	271,128	22,221
	1,071,128	518,721
Less: Current maturities	1,071,128	22,221
	$—	$496,500

Future minimum principal repayments of the loans payable — related parties are as follows:

For the Twelve Months Ending June 30,
2023	$1,071,128
$1,071,128

9 -   LOANS PAYABLE — RELATED PARTIES

Loans payable — related parties consists of the following:

	December 31,
	2021	2020
Original borrowings of $87,000, bears interest at 1%, requires no payments until maturity in December 2021. Lender is controlled by the managing member	$—	$46,150
Original borrowings of $4,975, no stated repayment terms — lender is owned and controlled by the managing member	—	4,975
Original borrowings of $275,000, bears interest at various rates based on the lenders borrowing rates, requires various payments in accordance with the loan agreement until maturity in January 2020 when all unpaid principal and interest is due — maturity date was extended into 2021 and balance was satisfied in 2021. Lender is a member of the Company	—	23,837
Original borrowings of $496,500, bears interest at 6%, requires no payments until maturity in May 2023. Lender is a member of the Company	496,500	—
Original borrowings of $150,000, bears interest at various rates based on the lenders borrowing rates. No stated repayment terms. Lender is controlled by the managing member of the Company and owned by his spouse	22,221	—
	518,721	74,962
Less: Current maturities	22,221	74,962
	$496,500	$—

The Company has imputed additional interest expense for the related party loans above that are noninterest bearing or bear interest of 1%. For these loans, the imputed interest rate was estimated at 7% which approximates our borrowing rate from third parties. Additional interest of approximately $-0- and $25,000, respectively, was recorded for the years ending December 31, 2021 and 2020. These amounts are included in interest and financing costs on the consolidated statements of operations and contributions and contributions on the consolidated statements of changes in members’ deficit.

Future minimum principal repayments of the loans payable — related parties are as follows:

For the Fiscal Years Ending
2022	$22,221
2023	496,500
$518,721